Principal Capital Appreciation Account (Prospectus Summary) | Principal Capital Appreciation Account
Principal Capital Appreciation Account
Objective:
The Account seeks to provide long-term growth of capital.
Fees and Expenses of the Account
This table describes the fees and expenses that you may pay if you buy and hold shares of the Account. These fees and expenses do not reflect the fees and expenses of any variable insurance contract that may invest in the Account and would be higher if they did.
Annual Account Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Principal Capital Appreciation Account	Class 1	Class 2
Management Fees	0.63%	0.63%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	0.01%	0.01%
Total Annual Account Operating Expenses	0.64%	0.89%

Example
This Example is intended to help you compare the cost of investing in the
Account with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Account's operating expenses remain the same. If separate account expenses and contract level expenses were included, expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Principal Capital Appreciation Account (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	65	205	357	798
Class 2	91	284	493	1,096

Portfolio Turnover
The Account pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Account operating expenses or in the example, affect the Account's performance. During the most recent fiscal year, the Account's portfolio turnover rate was 10.3% of the average value of its portfolio.
Principal Investment Strategies
The Account invests primarily in equity securities of companies with any market capitalization, but may, have a greater exposure to large market capitalization companies than small or medium capitalization companies.

The Account invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Account does not have a policy of preferring one of these categories over the other.
Principal Risks
The Account may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in equity securities.

The value of your investment in the Account changes with the value of the
Account's investments. Many factors affect that value, and it is possible to lose money by investing in the Account. An investment in the Account is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. The principal risks of investing in the Account, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, convertible preferred stocks and other securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Risk of Being an Underlying Fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.
Performance
The following information provides some indication of the risks of investing in the Account by showing changes in the Account's performance from year to year and by showing how the Account's average annual returns for 1, 5, and 10 years
(or, if shorter, the life of the Account) compare with those of one or more broad measures of market performance. Past performance is not necessarily an indication of how the Account will perform in the future. Performance figures for the Accounts do not include any separate account expenses, cost of insurance, or other contract-level expenses; total returns for the Accounts would be lower if such expenses were included.

Performance reflects the performance of the predecessor fund. Performance of the
Class 2 shares for periods prior to inception of the class reflects performance of the Class 1 shares, which have the same investments as Class 2 shares, but has been adjusted downward to reflect the higher expenses of Class 2 shares.
Calendar Year Total Returns (%) as of 12/31 each year (Class 1 Shares)

Highest return for a quarter during the period of the bar Q2 '03 20.90% chart above: Lowest return for a quarter during the period of the bar Q4 '08 -22.70% chart above:
Average Annual Total Returns (%) For the periods ended December 31, 2011
Average Annual Total Returns Principal Capital Appreciation Account	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	Principal Capital Appreciation Account - Class 1	0.13%	1.68%	5.19%	Apr. 28, 1998
Class 2	Principal Capital Appreciation Account - Class 2	(0.15%)	1.42%	4.93%	Nov. 06, 2001
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	1.03%	(0.01%)	3.51%